PRIVATE PLACEMENT (Details) - USD ($)		2 Months Ended	9 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Price of warrants		$ 10.00
Aggregate purchase price			$ 8,975,000
Private Placement [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants outstanding	5,983,333	5,433,333	5,983,333
Price of warrants	$ 1.50	$ 1.50	$ 1.50
Aggregate purchase price	$ 8,975,000	$ 8,150,000	$ 8,975,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants outstanding		5,983,333
Aggregate purchase price		$ 8,975,000